Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Rent expense			$ 15,009	$ 18,143
Percentage of future New York state manufactured sales			1.50%
Percentage of future non New York state manufactured sales			5.00%
Operating leases, description			The Company leases office facilities located in Woburn, MA under a lease agreement that expires December 30, 2016. The Company leased additional office facilities at a second location in Albany, NY under a lease agreement that was canceled effective October 31, 2015.
Lease agreement expiration date			Dec. 31, 2016
Term of amount paid to contractor			15 years
Contract related expenses			$ 1,251,885
Lease expiration period, Description	These leases expire at various dates through 2019.
Lease and rent expenses	$ 98,000	$ 71,000
Operating lease future minimum lease payments, 2016	270,000		$ 4,212
Operating lease future minimum lease payments, 2017	310,000
Operating lease future minimum lease payments, 2018	296,000
Operating lease future minimum lease payments, 2019	$ 155,000
Contract related fee, Description
As part of the contract to develop its products, has agreed to pay the contractor 1.5% of future New York state manufactured sales, and 5% of future non-New York state manufactured sales until the entire funds paid by the contractor have been repaid, or 15 years, whichever comes first.

Contract related expense	$ 1,252,000
Settlement aggreement term, Description	The agreement required the Company to pay $100 to certain parties within 30 days of the agreement.
Aggreement settlement amount	$ 100,000